8a. Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2015
A. Accrued Expenses Tables
Summary of accrued expenses
	2015	2014
Accrued payroll	$913,907	$1,404,815
Accrued vacation	318,684	292,775
Other accrued liabilities	1,327,457	937,313
	$2,560,048	$2,634,903